Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations

The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.18	12.31.17	01.01.17
Equity Investments	414,778	10,855,802	10,914,825
Prisma Medios de Pago S.A.	414,778	374,937	—
Compañía Financiera Argentina S.A.(*)	—	10,425,762	10,859,722
Cobranzas y Servicios S.A.(*)	—	55,103	55,103
Other Debt Securities	188,947	—	—
Financial Trust Crecere III, IV, V, VI, VII and VIII	188,947	—	—
Property, Plant and Equipment	4,290	4,289	4,291
Real Estate	4,290	4,289	4,291

Total	608,015	10,860,091	10,919,116

(*)

The amount relates to the balance of assets held for sale were booked under “Non-current Assets Held for Sale”. The Liabilities related to this assets were booked under and “Other Non-financial Liabilities”

Summary of Discontinued Operations

The information below is related to the Group’s discontinued operations (Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A.):

Compañía Financiera Argentina S.A.	12.31.2017
Assets	10,425,762
Cash and Due from Banks	754,856
Securities	30,911
Loans	9,058,863
Miscellaneous Receivables	383,937
Equity Investments	7,927
Bank Property, Plant and Equipment	73,093
Miscellaneous Assets	3,709
Intangible Assets	112,466
Liabilities(*)	8,620,104
Deposits	2,603,478
Debt Securities	2,304,169
Other Liabilities Resulting from Financial Brokerage	3,039,665
Miscellaneous Liabilities	594,386
Provisions	78,406

(*)	Recorded in “Other Non-financial Liabilities”. See Note 31.

Cobranzas y Servicios S.A.	12.31.2017
Assets	55,103
Cash and Due from Banks	545
Securities	23,707
Miscellaneous Receivables	30,851
Liabilities(*)	42,202
Miscellaneous Liabilities	42,202

(*)	Recorded in “Other Non-financial Liabilities”. See Note 31.

Assets	12.31.17	01.01.17
Equity Investments in Subsidiaries
Compañía Financiera Argentina S.A.	1,805,658	2,239,617
Cobranzas y Servicios S.A.	12,901	12,902

Total Assets	1,818,559	2,252,519